Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense, net benefits for interest and penalties	$ 1,143,000	$ 0	$ 0
Federal [Member]
Earliest year remaining open for audit and/or settlement in major taxing jurisdictions	2010
State [Member] | Minimum [Member]
Earliest year remaining open for audit and/or settlement in major taxing jurisdictions	2008
State [Member] | Maximum [Member]
Earliest year remaining open for audit and/or settlement in major taxing jurisdictions	2011